EXHIBIT INDEX

Exhibit Number                        Description
Exhibit 99.1                                Distribution Statement

Exhibit 99.1

To the Holders of:
CorTS Trust VI for IBM Debentures
6.375% Corporate-Backed Trust Securities (CorTS) Certificates
*CUSIP:	22080F202	CorTS ® Callable Trust Certificates (“CorTS”)
*CUSIP:	22080FAA1	I/O Certificates

U.S. Bank Trust National Association, as Trustee for the CorTS Trust VI for IBM Debentures, hereby gives notice with respect to the Distribution Date of December 1, 2010 (the “Distribution Date”) as follows:

1.
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, expressed as a dollar amount per $25 CorTS and per $1,000 notional amount of I/O Certificates, is as set forth below:

Class	Principal	Interest	Total Distribution
CorTS	$ 0.000000	$ 0.796875	$ 0.796875
I/O Certificates	$ 0.000000	$ 3.750000	$ 3.750000

2.	The amount of aggregate interest due and not paid as of the Distribution Date is $0.000000.

3.	No fees have been paid to the Trustee or any other party from the proceeds of the Underlying Securities.

4.
$60,000,000 aggregate principal amount of International Business Machines Corporation 7.125% Debentures due December 1, 2096 CUSIP: 459200AP6 (the “Underlying Securities”) were held for the above trust during the entire period covered by this statement.

5.
At the close of business on the Distribution Date, 2,400,000 CorTS  representing $60,000,000 aggregate Certificate Principal Balance and $60,000,000 aggregate Notional Amount of I/O Certificates were outstanding.

U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.  It is included for the convenience of the Holders.

6